Basis of Presentation and Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class A Common stock
Numerator:
Allocation of net loss	$ 2,683,410	$ 0	$ 0	$ (150,768)	$ 25,974
Denominator:
Weighted average shares outstanding, basic	15,000,000	0	0	15,000,000	4,690,909
Weighted average shares outstanding, diluted	15,000,000	0	0	15,000,000	4,690,909
Basic net income per share	$ 0.18	$ 0	$ 0	$ (0.01)	$ 0.01
Diluted net income per share	$ 0.18	$ 0.00	$ 0.00	$ (0.01)	$ 0.01
Class B Common Stock
Numerator:
Allocation of net loss	$ 670,852	$ (443)	$ (1,569)	$ (37,692)	$ 20,764
Denominator:
Weighted average shares outstanding, basic	3,750,000	4,015,797	4,136,029	3,750,000	3,750,000
Weighted average shares outstanding, diluted	3,750,000	4,015,797	4,136,029	3,750,000	3,750,000
Basic net income per share	$ 0.18	$ 0.00	$ 0.00	$ (0.01)	$ 0.01
Diluted net income per share	$ 0.18	$ 0.00	$ 0.00	$ (0.01)	$ 0.01